Note 6 - Equity - Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum [Member]
Risk-free interest rate	1.60%	0.90%
Volatility	107.00%	114.80%
Expected life (years) (Year)	5 years 3 months 18 days	5 years 3 months 18 days
Maximum [Member]
Risk-free interest rate	3.30%	1.40%
Volatility	113.20%	118.80%
Expected life (years) (Year)	6 years 3 months 18 days	6 years 2 months 12 days